                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                        New York, New York 10281-1008

                                          August 8, 2006

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer Real Asset Fund
           Post-Effective Amendment No. 14 under the Securities Act
           and Amendment No. 15 under the Investment Company Act
           File Nos. 333- 14087; 811-07857

To the Securities and Exchange Commission:

      An electronic (EDGAR) filing is transmitted herewith pursuant to the
Securities Act of 1933, as amended (the "Securities Act"), and the Investment
Company Act of 1940, as amended (the "Investment Company Act"), on behalf of
Oppenheimer Real Asset Fund (the "Registrant"). This filing constitutes
Post-Effective Amendment No. 14 under the Securities Act and Amendment No. 15 under the Investment Company Act (the "Amendment") to the Registrant's
Registration Statement on Form N-1A (the "Registration Statement").

      This filing is being made pursuant to Rule 485(a) under the Securities
Act.  Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the
Investment Company Act, the Registrant requests selective review of the
Amendment.  The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Registrant's registration statement filed with the SEC pursuant to Rule 485(a) under the
Securities Act on October 20, 2005.  The Amendment has been marked to show changes since the October 2005 filing.  The material differences between the disclosure in the October 2005 filing and the Amendment are:

1.    Addition of Disclosure about Wholly Owned Subsidiary.  The Prospectus and Statement of Additional Information ("SAI") contained in the
         Amendment have been revised to add disclosure about the Fund's investment in a wholly owned subsidiary.

2.    Disclosure Responding to Certain SEC Staff Comments.  The Prospectus
         and SAI have been revised to add disclosure responding to recent SEC staff comments to the registration statements of other Oppenheimer
         Funds.

3.    Payments to Intermediaries.  The Prospectus and SAI have been revised to add disclosure about payments made by the Registrant's investment manager and/or distributor out of their own resources to third parties that provide services to the Registrant.

      We note that the disclosure relating to the investment in the
Subsidiary was submitted to Susan Brown in the office of Office of General
Counsel, Securities and Exchange Commission, for preliminary, informal review, and the Amendment contains disclosure that responds to comments provided by Ms. Brown.

      The Registrant, pursuant to Rule 461 under the Securities Act, is requesting acceleration of effectiveness of the Amendment.  The Amendment would become effective, if the Registrant's acceleration request is granted, on or about August 16, 2006, or, if acceleration is not granted, 60 days after the filing of the Amendment, as indicated on the facing page of this
Amendment.  The Registrant will include disclosure responding to any comments to the Amendment from the staff of the Securities and Exchange Commission, as well as interim financial statements for the six-month period ended February
28, 2006, in a filing pursuant to Rule 485(b) under the Securities Act, which, if acceleration is granted, would be filed on or about the accelerated effective date.

      In order to expedite review and achieve consistency in how we address the disclosure requirements, we request that you address any comments on this filing, to:

                  Nancy S. Vann
                  Vice President & Assistant Counsel
                  OppenheimerFunds, Inc.
                  Two World Financial Center
                  225 Liberty Street, 11th Floor
                  New York, New York 10281
                  212-323-5089
                  nvann@oppenheimerfunds.com

                                       Sincerely,

                                       /s/ Robert W. Hawkins
                                       Robert W. Hawkins
                                       Assistant Vice President and Assistant
                                       Counsel

cc:  Mayer Brown Rowe & Maw
     Deloitte & Touche LLP
     Gloria LaFond
     Nancy S. Vann